Stock Incentive Plan - Summary of company's activity under the Plan (Details)	3 Months Ended
Mar. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)	94,007
Weighted average grant date fair value per share/unit (in dollars per share) | $ / shares	$ 8.51
Restricted Stock Awards
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	0
Awards granted (in shares)	308,938
Awards vested (in shares)	0
Ending balance (in shares)	308,938
Weighted average grant date fair value per share/unit (in dollars per share) | $ / shares	$ 5.72
Performance Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	0
Awards granted (in shares)	26,574
Awards vested (in shares)	0
Ending balance (in shares)	26,574
Weighted average grant date fair value per share/unit (in dollars per share) | $ / shares	$ 6.01
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)	0
Stock options granted (in shares)	392,108
Awards vested (in shares)	(130,702)
Ending balance (in shares)	261,406
Weighted average grant date fair value per share/unit (in dollars per share) | $ / shares	$ 0.82